Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.7%
Aerospace & Defense – 3.9%
Howmet Aerospace Inc	1,001,031	$186,321,900
Banks – 10.1%
Cullen/Frost Bankers Inc	853,195	109,669,685
PNC Financial Services Group Inc/The	1,259,635	234,821,157
Western Alliance Bancorp	1,738,289	135,551,776
		480,042,618
Beverages – 2.3%
Monster Beverage Corp*	1,761,730	110,354,767
Biotechnology – 4.7%
Argenx SE (ADR)*	197,679	108,964,618
Madrigal Pharmaceuticals Inc*	304,975	92,297,634
Vaxcyte Inc*	681,033	22,140,383
		223,402,635
Building Products – 2.0%
Builders FirstSource Inc*	803,150	93,719,574
Capital Markets – 8.4%
Blackstone Group Inc	709,577	106,138,528
Hong Kong Exchanges & Clearing Ltd	2,602,700	138,860,181
Intercontinental Exchange Inc	850,154	155,977,754
		400,976,463
Consumer Finance – 6.2%
Capital One Financial Corp	1,383,731	294,402,608
Diversified Telecommunication Services – 0.4%
AST SpaceMobile Inc*,#	450,000	21,028,500
Electrical Equipment – 3.6%
Vertiv Holdings Co	1,350,903	173,469,454
Health Care Equipment & Supplies – 3.6%
Globus Medical Inc*	1,422,641	83,964,272
Lantheus Holdings Inc*	1,077,453	88,200,302
		172,164,574
Health Care Providers & Services – 8.5%
Surgery Partners Inc*,£	11,678,754	259,618,701
UnitedHealth Group Inc	473,831	147,821,057
		407,439,758
Hotels, Restaurants & Leisure – 10.6%
Caesars Entertainment Inc*	8,025,191	227,835,173
Flutter Entertainment PLC*	573,650	163,926,224
Sportradar Group AG - Class A*	3,005,854	84,404,380
Wingstop Inc	91,643	30,859,864
		507,025,641
Industrial Conglomerates – 2.5%
3M Co	787,512	119,890,827
Life Sciences Tools & Services – 0.8%
Sotera Health Co*	3,403,536	37,847,320
Metals & Mining – 2.6%
Freeport-McMoRan Inc	2,836,202	122,949,357
Multiline Retail – 4.5%
Amazon.com Inc*	977,028	214,350,173
Personal Products – 0.2%
Beauty Health Co/The*	5,327,107	10,174,774
Residential Real Estate Investment Trusts (REITs) – 1.4%
Mid-America Apartment Communities Inc	453,136	67,068,659
Semiconductor & Semiconductor Equipment – 7.4%
Marvell Technology Inc	2,378,680	184,109,832
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	737,037	166,931,510
		351,041,342
Software – 10.1%
HubSpot Inc*	203,634	113,348,793
Oracle Corp	1,678,906	367,059,219
		480,408,012
Technology Hardware, Storage & Peripherals – 2.1%
Dell Technologies Inc	813,283	99,708,496

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Trading Companies & Distributors – 2.8%
Core & Main Inc - Class A*	1,583,893	$95,587,943
Ferguson Enterprises Inc	185,604	40,415,271
		136,003,214
Total Common Stocks (cost $3,774,941,539)		4,709,790,666
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $43,336,973)	43,328,307	43,336,973
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	14,750,121	14,750,121
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$2,141,725	2,141,725
Total Investments Purchased with Cash Collateral from Securities Lending (cost $16,891,846)		16,891,846
Total Investments (total cost $3,835,170,358) – 99.9%		4,770,019,485
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,760,478
Net Assets – 100%		$4,772,779,963

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,270,858,796	89.5%
Taiwan	166,931,510	3.5
Hong Kong	138,860,181	2.9
Belgium	108,964,618	2.3
Switzerland	84,404,380	1.8
Total	$4,770,019,485	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Common Stocks - 5.4%
Health Care Providers & Services - 5.4%
Surgery Partners Inc*
	$162,495,919	$160,766,177	$(7,075,912)	$(1,960,990)	$(54,606,493)	$259,618,701	11,678,754	$-
Personal Products - N/A
Beauty Health Co/The*,š
	16,009,870	-	(8,568,423)	(70,092,117)	72,825,444	N/A	N/A	-
Total Common Stocks - 5.4%
	$178,505,789	$160,766,177	$(15,644,335)	$(72,053,107)	$18,218,951	$259,618,701	11,678,754	$-
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	57,107,123	1,049,777,903	(1,063,548,053)	(4,799)	4,799	43,336,973	43,328,307	1,933,984
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	11,654,371	126,220,893	(123,125,143)	-	-	14,750,121	14,750,121	75,563 ∆
Total Affiliated Investments - 6.6%
	$247,267,283	$1,336,764,973	$(1,202,317,531)	$(72,057,906)	$18,223,750	$317,705,795	69,757,182	$2,009,547

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	3,000	60.00	USD	8/15/25	$(14,019,000)	$786,557	$(207,048)	$(993,605)
Total - Written Call Options						786,557	(207,048)	(993,605)
Written Put Options:
Merrill Lynch:
Unitedhealth Group Inc	1,000	360.00	USD	8/15/25	31,197,000	5,670,000	356,589	(5,313,411)
Total - Written Put Options						5,670,000	356,589	(5,313,411)
Total OTC Written Options						$6,456,557	$149,541	$(6,307,016)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Options:
Average value of option contracts written	$1,650,694

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š
Security was an affiliate during the period, but is no longer an affiliate as of June 30, 2025. Refer to the Schedule of Investments for
security value at June 30, 2025. Dividend Income, Realized Gain/(Loss), and Change in Unrealized Appreciation/Depreciation columns in the Schedule of Affiliated Investments – (% of Net Assets) reflect amounts for the entire period ended June 30, 2025 and not just the period in which the security was affiliated.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$4,709,790,666	$-	$-
Investment Companies	-	43,336,973	-
Investments Purchased with Cash Collateral from Securities Lending	-	16,891,846	-
Total Assets	$4,709,790,666	$60,228,819	$-
Liabilities
Other Financial Instruments(a):
OTC Options Written, at Value	$-	$6,307,016	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70215 08-25